SUPPLEMENT DATED JUNE 13, 2000
                                       TO
                   PROSPECTUS AND SUPPLEMENT DATED MAY 1, 2000

This Supplement is intended to be distributed with the prospectus dated May 1, 2000 for "Flex V-1" variable life insurance policies issued by John Hancock Life Insurance Company.


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  o      The Global Equity variable investment option has been renamed the
         "International Opportunities II" variable investment option.

  o When you invest money in the International Opportunities II variable investment option, we invest your money in the corresponding Fund of the John Hancock Variable Series Trust I ("Trust"). The name of that Fund has been renamed the "International Opportunities II" Fund.

  o The International Opportunities II Fund is managed by Rowe Price-Fleming International, Inc.


         This supplement is accompanied with a prospectus supplement dated June
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13, 2000 for the Trust that contains detailed information about the
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International Opportunities II Fund. Be sure to read that prospectus supplement
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before selecting the International Opportunities II investment option.
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